Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangiable Asset Impairment

The following table presents information about the Company’s IPR&D assets:

	September 30, 2025
(In thousands)	Gross Carrying Amount	Cumulative Impairment Charge	Net Book Value
AKTX-101	$34,000	$—	$34,000
PHP-303	5,180	5,180	—
Total other intangible assets	$39,180	$5,180	$34,000

	December 31, 2024
(In thousands)	Gross Carrying Amount	Cumulative Impairment Charge	Net Book Value
AKTX-101	$34,000	$—	$34,000
PHP-303	5,180	—	5,180
Total other intangible assets	$39,180	$—	$39,180